Tax Matters - Deferred Taxes - Footnotes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
Reduction for unrecognized tax benefit		$ 3,300	$ 3,400
Net deferred tax liability	[1],[2]	2,948	3,238
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		800	700
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		$ 3,700	$ 3,900

[1]	For 2018 and 2017, the deferred tax assets and liabilities associated with global intangible low-taxed income are included in the relevant categories above. See Note 5A. 2018 excludes deferred tax assets and liabilities associated with fully dedicated consumer healthcare subsidiaries. For additional information, see Note 2C.
[2]	In 2018, Noncurrent deferred tax assets and other noncurrent tax assets ($0.8 billion), and Noncurrent deferred tax liabilities ($3.7 billion). In 2017, Noncurrent deferred tax assets and other noncurrent tax assets ($0.7 billion), and Noncurrent deferred tax liabilities ($3.9 billion).